Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of basic and diluted earnings per share
The calculation of both basic and diluted earnings per share is based on net income attributable to equity holders of the parent and weighted average outstanding shares of:

	For the year ended December 31,
In thousands of U.S. dollars except for share data	2025	2024	2023
Net income	$344,292	$668,774	$546,898

Basic weighted average number of shares	46,554,200	48,544,137	52,369,269
Effect of dilutive potential basic shares:
Restricted stock	2,395,322	2,330,185	2,158,478
Diluted weighted average number of shares	48,949,522	50,874,322	54,527,747

Earnings per share:
Basic	$7.40	$13.78	$10.44
Diluted	$7.03	$13.15	$10.03